RESTRICTED CASH (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Of Detailed Information About Restricted Cash [Abstract]
Summary of Restricted Cash
Brookfield Renewable’s restricted cash is as follows:

(MILLIONS)	June 30, 2020	December 31, 2019
Operations	$104	$87
Credit obligations	81	69
Development projects	48	17
Total	233	173
Less: non-current	(11)	(19)
Current	$222	$154